Income taxes - Schedule of income tax recovery (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax recovery (expense):	$ 0	$ 0	$ 0	$ 0
Deferred income tax (recovery) expense:	0	(49,442)	0	0
Income tax recovery:	$ 0	$ (49,442)	$ 0	$ 0